Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning Balance	10,439,751	7,922,797
Number of options, granted		3,779,342
Number of Options, Forfeited	(4,367,732)	(1,262,388)
Number of Options Outstanding, Ending Balance	6,072,019	10,439,751	7,922,797
Options vested and exercisable at September 30, 2024	4,579,700	4,534,147
Weighted Average Exercise Price, Options outstanding as of January 1, 2024	$ 13.81	$ 17.81
Weighted Average Exercise Price, Granted		6.24
Weighted Average Exercise Price, Forfeited	11.32	16.25
Weighted Average Exercise Price, Options outstanding at September 30, 2024	15.6	13.81	$ 17.81
Weighted Average Exercise Price, Options vested and exercisable at September 30, 2024	$ 17.51	$ 18.86
Weighted Average Contractual Life (in years), Options outstanding	6 years 10 months 17 days	7 years 11 months 12 days	8 years 3 months 18 days
Weighted Average Contractual Life (in years), Options vested and exercisable at September 30, 2024	6 years 6 months 21 days	7 years 2 months 12 days
Aggregate Intrinsic Value, Options outstanding at January 1, 2023		$ 786
Aggregate Intrinsic Value, Granted		57
Aggregate Intrinsic Value, Forfeited		$ 82